RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party transactions

Details of related party balances and transactions as of and for the years ended December 31, 2020 and 2021 are as follows:

(1)	Services provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Investors and borrower acquisition and referral services:
Beijing Shunwei	1,221	—	—
Shenzhen Boya	4,696	—	—
Beijing Jiuzao	7,257	852	—
Nanjing Lefang	29,476	—	—
Shanghai Qiuzhi	120	49	—
Subtotal	42,770	901	—
Credit inquiry services:
Hangzhou Shuyun	5,925	358	—
Subtotal	5,925	358	—
Payment processing service:
Zhuhai Hengqin Payment	9,175	—	—
Subtotal	9,175	—	—
Others	20	—	—
Total	57,890	1,259	—

(2)	Services provided to related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Nanjing Lefang	1,994	—	—
Shanghai Qiuzhi	99	—	—
Shenzhen Boya	6	—	—
Total	2,099	—	—

(3)	Amounts due from related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Hainan Chenxi	—	41,750

The Group entered into several loan agreements with Hainan Chenxi,as of of December 31, 2021, the Group had RMB41.8 milllion loans from Hainan Chenxi outstanding,with terms 12 months and interest rate 0.00%.

(4)	Amounts due to related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Zhuhai Hengqin Payment	4,731	27
Nanjing Lefang	18,834	19,218
Hangzhou Shuyun	18	18
Beijing Jiuzao	182	4,704
Niche Global Fintech Corporation Limited	1,524	—
Total	25,289	23,967